Investments Accounted for Using the Equity Method (Reconciliation of Summarized Financial Information for Material Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Profit/(loss) for the year	¥ 5,336,218	¥ 6,154,159	¥ 5,981,473
Other comprehensive loss	(7,014)	(810)	18,213
Carrying value	4,527,133	4,452,044
Shanghai Secco [member]
Disclosure of associates [line items]
Opening net assets 1 January	13,269,928	10,196,274
Profit/(loss) for the year	3,228,682	5,179,254	3,753,476
Other comprehensive loss	0	0	0
Declared dividends	(3,675,840)	(2,105,600)	(2,451,000)
Closing net assets/(deficit)	¥ 12,822,770	¥ 13,269,928	10,196,274
Percentage of ownership interest	20.00%	20.00%
Interest in associates	¥ 2,564,556	¥ 2,653,987
Unrealised upstream and downstream transaction	(9,512)	(9,512)
Unentitled portion	0	0
Carrying value	2,555,044	2,644,475
Chemical Industry [member]
Disclosure of associates [line items]
Opening net assets 1 January	4,664,349	4,311,757
Profit/(loss) for the year	472,804	407,709	513,804
Other comprehensive loss	(18,331)	(2,116)	47,603
Declared dividends	(61,001)	(53,001)	(45,000)
Closing net assets/(deficit)	¥ 5,057,821	¥ 4,664,349	4,311,757
Percentage of ownership interest	38.26%	38.26%
Interest in associates	¥ 1,935,122	¥ 1,784,580
Unrealised upstream and downstream transaction	0	0
Unentitled portion	(348,346)	(348,346)
Carrying value	1,586,776	1,436,234
Jinsen [member]
Disclosure of associates [line items]
Opening net assets 1 January	166,183	183,252
Profit/(loss) for the year	(12,845)	(17,069)	(16,394)
Other comprehensive loss	0	0	0
Declared dividends	0	0	(7,340)
Closing net assets/(deficit)	¥ 153,338	¥ 166,183	183,252
Percentage of ownership interest	40.00%	40.00%
Interest in associates	¥ 61,335	¥ 66,473
Unrealised upstream and downstream transaction	0	0
Unentitled portion	0	0
Carrying value	61,335	66,473
Azbil [member]
Disclosure of associates [line items]
Opening net assets 1 January	119,775	110,593
Profit/(loss) for the year	30,119	26,182	16,278
Other comprehensive loss	0	0	0
Declared dividends	(25,900)	(17,000)	(18,000)
Closing net assets/(deficit)	¥ 123,994	¥ 119,775	¥ 110,593
Percentage of ownership interest	40.00%	40.00%
Interest in associates	¥ 49,598	¥ 47,910
Unrealised upstream and downstream transaction	0	0
Unentitled portion	0	0
Carrying value	¥ 49,598	¥ 47,910